Financial Instrument Risk (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Foreign currency denominated financial assets and liabilities
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are translated into GBP at the closing rate:

30 June 2025	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	111,397	26,699	43,278	4,715	48,937	235,026
Financial liabilities	(195,452)	(5,448)	(27,671)	(45,562)	(30,584)	(304,717)
Total	(84,055)	21,251	15,607	(40,847)	18,353	(69,691)

30 June 2024 (Restated) (1)	GBP £‘000	EUR £‘000	USD £‘000	RON £‘000	Others £‘000	TOTAL £‘000
Financial assets	96,586	35,278	46,851	2,300	46,108	227,123
Financial liabilities	(163,168)	(7,083)	(49,074)	(52,325)	(34,888)	(306,538)
Total	(66,582)	28,195	(2,223)	(50,025)	11,220	(79,415)
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).

Schedule of effect of changes in foreign exchange rates
During the year ended 30 June 2025, the Sterling/US dollar volatility ranged from the US Dollar strengthening against Sterling by 6% to weakening by 6%.

	GBP/USD	Profit impact £’000	Equity impact £’000
30 June 2025	6%	1,066	7,532
30 June 2025	(6)%	(1,073)	(7,577)
During the year ended 30 June 2024, the Sterling/US dollar volatility ranged from the US Dollar strengthening against Sterling by 4% to weakening by 4%.

	GBP/USD	Profit impact £’000	Equity impact £’000
30 June 2024	4%	383	3,526
30 June 2024	(4)%	(375)	(3,458)

Schedule of maximum exposure to credit risk	The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognised at 30 June, as summarised below:

	2025 £’000	2024 £'000 (Restated)(2)
Trade receivables	£151,199	£149,855
Accrued income	23,973	14,194
Other financial assets	509	716
Cash and cash equivalents	59,345	62,358
Total	£235,026	£227,123
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).

Disclosure of maturity analysis for non-derivative financial liabilities
As at 30 June 2025, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2025	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Revolving credit facility	£4,426	£4,354	£194,896	£—
Lease liabilities	7,289	6,372	32,897	4,579
Financial guarantees	696	832	2,890	158
Trade payables	7,849	—	—	—
Accruals	50,129	—	—	—
Client volume discounts/rebates	6,920	7,890	—	—
Deferred consideration	3,376	—	—	—
Contingent consideration	—	100	401	—
Total	£80,685	£19,548	£231,084	£4,737
The impact of discounting for deferred and contingent consideration is not material.
There were no forward foreign currency options in place at 30 June 2025.
As at 30 June 2024, the Group’s non-derivative financial liabilities had contractual maturities (including interest payments where applicable) as summarised below:

30 June 2024 (Restated) (1)	Current 0 - 6 months £’000	Current 6 - 12 months £’000	Non-Current 1 - 5 years £’000	Non-Current +5 years £’000
Revolving credit facility	£4,305	£4,235	£158,323	£—
Lease liabilities	7,124	7,326	39,000	10,487
Financial guarantees	3,414	680	1,673	222
Trade payables	10,976	—	—	—
Accruals	57,100	—	—	—
Client volume discounts/rebates	—	20,078	—	—
Deferred consideration	2,915	3,322	943	—
Contingent consideration	2,806	5,638	—	—
Total	£88,640	£41,279	£199,939	£10,709
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details). Off balance sheet financial guarantees were included in the list of financial liabilities.